UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

    BlackRock Commodity Strategies Fund

    BlackRock Global Long/Short Credit Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2012

Date of reporting period: 10/31/2011

Item 1 – Schedule of Investments

Consolidated Schedule of Investments October 31, 2011 (Unaudited)	BlackRock Commodity Strategies Fund (Percentages shown are based on Net Assets)

Commodity-Linked Notes – 15.1%	Par (000)	Value

Swedish Export Credit Corp. 3-month LIBOR (Indexed to the Dow Jones-UBS Commodity Index Total Return 4 Month Forward, multiplied by 3), Expires 12/05/12	USD 7,500	$7,297,379

Common Stocks	Shares	Value

Biotechnology – 0.0%
Genus Plc	700	11,548

Chemicals – 1.8%
Agrium, Inc.	1,300	106,977
CF Industries Holdings, Inc.	450	73,021
China BlueChemical Ltd., H Shares	14,000	11,101
Monsanto Co.	2,785	202,609
The Mosaic Co.	1,600	93,696
Nufarm Ltd.	1,200	5,982
Potash Corp. of Saskatchewan, Inc.	3,200	151,456
Sinofert Holdings Ltd.	22,000	7,363
Syngenta AG	550	168,233
Yara International ASA	1,400	66,668

		887,106

Energy Equipment & Services – 3.7%
Cameron International Corp. (a)	2,750	135,135
Ensco Plc - ADR	3,550	176,293
Halliburton Co.	6,300	235,368
National Oilwell Varco, Inc.	5,150	367,349
Rowan Cos., Inc.	6,000	206,940
Schlumberger Ltd.	6,750	495,923
Technip SA	2,000	190,176

		1,807,184

Food & Staples Retailing – 0.0%
Olam International Ltd.	9,000	18,290

Food Products – 2.0%
Archer-Daniels-Midland Co.	3,900	112,866
Asian Citrus Holdings Ltd.	10,508	7,344
Astra Agro Lestari Tbk PT	8,000	19,384
BRF-Brasil Foods SA - ADR	5,500	115,775
Bunge Ltd.	1,800	111,186
China Agri-Industries Holdings Ltd.	13,000	10,542
Corn Products International, Inc.	1,300	63,050
Cosan Ltd., A Shares	1,000	12,000
Darling International, Inc. (a)	700	9,814
Golden Agri-Resources Ltd.	110,000	56,981
GrainCorp Ltd.	700	5,835
Indofood Agri Resources Ltd. (a)	20,000	22,075
Kuala Lumpur Kepong Bhd	8,500	58,347
New Britain Palm Oil Ltd.	2,000	26,691
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	80,000	19,881
Smithfield Foods, Inc. (a)	1,800	41,148

Common Stocks	Shares	Value

Food Products (concluded)
Tate & Lyle Plc	3,500	$36,720
Tyson Foods, Inc., Class A	2,400	46,320
Viterra, Inc.	5,000	51,467
Wilmar International Ltd.	32,000	139,496

		966,922

Machinery – 0.7%
AGCO Corp.	950	41,639
CNH Global NV	1,402	52,126
Deere & Co.	2,350	178,365
Kubota Corp.	8,000	67,127
Lindsay Corp.	90	5,229

		344,486

Metals & Mining – 20.9%
African Minerals Ltd. (a)	7,000	49,720
African Rainbow Minerals Ltd.	3,330	76,969
Agnico-Eagle Mines Ltd.	1,460	63,336
Alamos Gold, Inc.	3,800	70,339
Alumina Ltd	48,034	74,922
Ampella Mining Ltd. (a)	7,400	14,116
Anglo American Plc	8,650	318,987
AngloGold Ashanti Ltd.	2,200	99,389
Antofagasta Plc	15,500	290,845
Aquarius Platinum Ltd.	22,110	66,124
Atlas Iron Ltd.	47,850	158,347
B2Gold Corp. (a)	7,000	25,774
Banro Corp. (a)	7,000	29,777
Barrick Gold Corp.	10,630	524,808
BHP Billiton Plc	25,000	790,885
Catalpa Resources Ltd. (a)	10,000	18,022
Centerra Gold, Inc.	2,100	41,631
Cia de Minas Buenaventura SA - ADR	2,100	85,953
Discovery Metals Ltd. (a)	53,310	78,375
Eldorado Gold Corp.	6,500	122,142
Eurasian Natural Resources Corp. Plc	5,100	53,958
First Quantum Minerals Ltd.	12,009	195,180
Fortescue Metals Group Ltd.	42,000	214,679
Freeport-McMoRan Copper & Gold, Inc.	11,000	442,860
Fresnillo Plc	16,322	445,625
Glencore International Plc	10,000	70,426
Goldcorp, Inc.	10,664	518,890
Harmony Gold Mining Co. Ltd.	19,600	258,131
IAMGOLD Corp.	6,000	128,999
Iluka Resources Ltd.	7,400	126,341
Impala Platinum Holdings Ltd.	5,620	129,928
Industrias Penoles SAB de CV	1,800	73,475
Kenmare Resources Plc (a)	85,000	55,447
Kinross Gold Corp.	21,706	309,448
Kumba Iron Ore Ltd.	2,500	148,696
London Mining Plc (a)	7,850	40,296

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.	ADR	American Depositary Receipts	HKD	Hong Kong Dollar
	AUD	Australian Dollar	JPY	Japanese Yen
	CAD	Canadian Dollar	LIBOR	London InterBank Offered Rate
	EUR	Euro	MXN	Mexican Peso
	EURIBOR	Euro Interbank Offered Rate	SGD	Singapore Dollar
	FKA	Formerly Known As	USD	US Dollar
	GBP	British Pound	ZAR	South African Rand

BLACKROCK FUNDS	OCTOBER 31, 2011	1

Consolidated Schedule of Investments (continued)	BlackRock Commodity Strategies Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Metals & Mining (concluded)
Minefinders Corp. (a)	1,690	$23,958
New Gold, Inc. (a)	5,500	68,146
Newcrest Mining Ltd.	14,650	517,535
Newmont Mining Corp.	2,520	168,412
Patagonia Gold Plc (a)	28,700	22,843
Petropavlovsk Plc	3,000	35,527
Randgold Resources Ltd. - ADR	2,120	232,288
Rio Tinto Plc	15,000	816,410
Romarco Minerals, Inc. (a)	30,000	29,496
SEMAFO, Inc. (a)	5,200	39,910
Silver Lake Resources Ltd. (a)	11,000	37,329
Sociedad Minera Cerro Verde SAA	2,500	91,250
Teck Resources Ltd., Class B	14,000	561,264
Vale SA - ADR	31,000	731,600
Volcan Cia Minera SAA, Class B	33,000	32,307
Xstrata Plc	17,000	285,780
Yamana Gold, Inc.	9,100	135,849
Zhaojin Mining Industry Co. Ltd., H Shares	12,500	22,462

		10,065,206

Oil, Gas & Consumable Fuels – 19.8%
Alpha Natural Resources, Inc. (a)	3,000	72,120
Anadarko Petroleum Corp.	6,800	533,800
Apache Corp.	2,200	219,186
BG Group Plc	14,000	305,356
BP Plc	97,000	719,004
Canadian Natural Resources Ltd.	5,300	186,956
Cenovus Energy, Inc.	4,750	162,694
Chevron Corp.	8,050	845,653
ConocoPhillips	5,950	414,417
CONSOL Energy, Inc.	2,500	106,900
Devon Energy Corp.	2,700	175,365
Enbridge, Inc.	7,250	251,159
ENI SpA	9,600	212,403
EOG Resources, Inc.	2,100	187,803
EQT Corp.	3,300	209,550
Exxon Mobil Corp.	13,450	1,050,311
Hess Corp.	2,750	172,040
Marathon Oil Corp.	6,400	166,592
Nexen, Inc.	8,100	137,580
Noble Energy, Inc.	5,200	464,568
Occidental Petroleum Corp.	3,500	325,290
Oil Search Ltd.	26,006	179,794
Peabody Energy Corp.	4,800	208,176
Range Resources Corp.	3,250	223,730

Common Stocks	Shares	Value

Oil, Gas & Consumable Fuels (concluded)
Repsol YPF SA	4,250	$128,788
Royal Dutch Shell Plc, B Shares	13,000	467,279
Sakari Resources Ltd.	77,000	146,661
Southwestern Energy Co.	4,000	168,160
Suncor Energy, Inc.	6,500	207,048
Total SA	9,650	504,932
TransCanada Corp.	4,000	170,033
Ultra Petroleum Corp. (a)	4,250	135,405
Whitehaven Coal Ltd.	14,000	87,789

		9,546,542

Real Estate Investment Trusts (REITs) – 0.1%
Rayonier, Inc.	600	25,038

Total Common Stocks – 49.0%		23,672,322

Total Long-Term Investments
(Cost – $27,958,216) – 64.1%		30,969,701

Short-Term Securities	Shares/ Par (000)

Money Market Funds – 8.5%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (b)(c)	4,093,400	4,093,400

U.S. Treasury Bills – 26.9%
U.S. Treasury Bills 0.01%, 1/05/12 (d)	13,000	12,999,649

Total Short-Term Securities (Cost – $17,093,165) – 35.4%		17,093,049

Total Investments (Cost – $45,051,381*) – 99.5%		48,062,750
Other Assets Less Liabilities – 0.5%		229,148

Net Assets – 100.0%		$48,291,898

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$45,051,381

Gross unrealized appreciation	$3,242,769
Gross unrealized depreciation	(231,400)

Net unrealized appreciation	$3,011,369

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Shares Held at October 31, 2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	4,093,400	4,093,400	$447

(c)	Represents the current yield as of report date.
(d)	Rate shown reflects the discount rate at the time of purchase.

2	BLACKROCK FUNDS	OCTOBER 31, 2011

Consolidated Schedule of Investments (concluded)	BlackRock Commodity Strategies Fund

—	Foreign currency exchange contracts as of October 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation

				JPMorgan Chase Bank,
CAD	113,538	USD	114,237	N.A.	11/01/11	$ (329)

				JPMorgan Chase Bank,
CAD	95,770	USD	96,360	N.A.	11/01/11	(278)

				JPMorgan Chase Bank,
CAD	54,879	USD	55,217	N.A.	11/01/11	(159)

EUR	27,223	USD	38,566	State Street Bank	11/01/11	(898)

				JPMorgan Chase Bank,
HKD	113,259	USD	14,585	N.A.	11/01/11	(7)

				JPMorgan Chase Bank,
MXN	58,045	USD	4,423	N.A.	11/01/11	(67)

SGD	31,062	USD	24,849	Citibank, N.A.	11/01/11	(95)

SGD	11,158	USD	8,926	Citibank, N.A.	11/01/11	(34)

ZAR	149,343	USD	18,848	Citibank, N.A.	11/01/11	(29)

ZAR	84,839	USD	10,707	Citibank, N.A.	11/01/11	(16)

GBP	6,113	USD	9,836	State Street Bank	11/02/11	(7)

				JPMorgan Chase Bank,
JPY	1,345,612	USD	17,764	N.A.	11/02/11	(552)

				Bank of New York Co.,
SGD	50,727	USD	40,849	Inc.	11/02/11	(423)

				JPMorgan Chase Bank,
AUD	26,232	USD	27,991	N.A.	11/03/11	(345)

				JPMorgan Chase Bank,
AUD	11,349	USD	12,110	N.A.	11/03/11	(149)

				JPMorgan Chase Bank,
AUD	6,025	USD	6,429	N.A.	11/03/11	(79)

				JPMorgan Chase Bank,
AUD	2,721	USD	2,903	N.A.	11/03/11	(36)

ZAR	164,488	USD	21,383	State Street Bank	11/03/11	(655)

ZAR	69,878	USD	9,084	State Street Bank	11/03/11	(278)

AUD	8,039	USD	8,501	State Street Bank	11/04/11	(29)

GBP	79,918	USD	128,596	State Street Bank	1/18/12	(96)

	Total					$(4,561)

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities.

The following tables summarize the inputs used as of October 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Commodity-Linked
Notes	–	$7,297,379	–	$7,297,379
Common Stocks:
Biotechnology	–	11,548	–	11,548
Chemicals	$627,759	259,347	–	887,106
Energy Equipment & Services	1,617,008	190,176	–	1,807,184
Food & Staples Retailing	–	18,290	–	18,290
Food Products	590,317	376,605	–	966,922
Machinery	277,359	67,127	–	344,486
Metals & Mining	4,810,231	5,254,975	–	10,065,206
Oil, Gas & Consumable Fuels	6,794,536	2,752,006	–	9,546,542
Real Estate Investment Trusts (REITs)	25,038	–	–	25,038
Short-Term Securities	4,093,400	12,999,649	–	17,093,049

Total	$18,835,648	$29,227,102	–	$48,062,750

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]

Liabilities:
Foreign currency exchange contracts	$(4,561)	–	–	$(4,561)

[1]	Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK FUNDS	OCTOBER 31, 2011	3

Schedule of Investments October 31, 2011 (Unaudited)	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Beverages – 1.6%
Pernod-Ricard SA, 5.00%, 3/15/17	EUR	500	$722,091

Commercial Banks – 1.4%
CIT Group, Inc., 7.00%, 5/02/16 (a)	USD	500	498,750
Depfa Bank Plc, 2.23%, 12/15/15 (b)	EUR	200	154,974

			653,724

Containers & Packaging – 0.7%
Ardagh Packaging Finance Plc, 7.38%,
10/15/17		250	344,195

Diversified Financial Services – 1.5%
Ford Motor Credit Co. LLC, 7.00%, 4/15/15	USD	250	272,500
Volkswagen Leasing GmbH:
2.25%, 11/10/14	EUR	200	276,878
3.25%, 5/10/18		100	138,149

			687,527

Energy Equipment & Services – 0.9%
Infinis Plc, 9.13%, 12/15/14	GBP	246	398,509

Hotels, Restaurants & Leisure – 0.6%
MGM Resorts International, 10.38%, 5/15/14	USD	250	278,750

Insurance – 1.0%
Allianz Finance II BV, 5.75%, 7/08/41 (b)	EUR	200	247,763
AXA SA, 5.25%, 4/16/40 (b)		200	223,185

			470,948

Media – 1.7%
Unitymedia Hessen GmbH & Co. KG/Unitymedia
NRW GmbH, 8.13%, 12/01/17		250	359,762
Virgin Media Secured Finance Plc, 7.00%,
1/15/18	GBP	250	433,128

			792,890

Oil, Gas & Consumable Fuels – 1.3%
Chesapeake Oilfield Operating LLC/Chesapeake
Oilfield Finance, Inc., 6.63%, 11/15/19 (a)	USD	250	256,875
New World Resources NV, 7.88%, 5/01/18	EUR	250	323,440

			580,315

Real Estate Management & Development – 0.2%
The Unique Pub Finance Co. Plc, 5.66%,
6/30/27	GBP	105	104,674

Total Corporate Bonds – 10.9%			5,033,623

Floating Rate Loan Interests (b)	Par (000)		Value

Aerospace & Defense – 0.4%
Sequa Corp., Tranche 1 Term Loan, 7.00%,
12/03/14	USD	170	$170,000

Diversified Financial Services – 0.5%
Reynolds Group Holdings, Inc., Tranche C Term
Loan, 6.50%, 8/09/18		250	249,017

Diversified Telecommunication Services – 0.5%
Intelsat Jackson Holdings SA (FKA Intelsat
Jackson Holdings Ltd.), Tranche B Term Loan,
5.25%, 4/02/18		250	247,813

Total Floating Rate Loan Interests – 1.4%			666,830

U.S. Treasury Obligations – 0.1%

U.S Treasury Bonds, 2.13%, 8/15/21		20	19,913

Total Long-Term Investments
(Cost – $5,511,113) – 12.4%			5,720,366

Short-Term Securities	Par (000)/ Shares

Borrowed Bond Agreements – 2.1%
Barclays Bank Plc:
0.00%, Open	EUR	501	693,587
(1.80%), Open		203	281,472

			975,059

Money Market Funds – 86.1%
BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.14% (c)(d)		39,925,807	39,925,807

Total Short-Term Securities (Cost – $40,866,045) – 88.2%			40,900,866

Options Purchased	Notional Amount (000)

Over-the-Counter Put Options Purchased – 0.0%
EUR Currency, Strike Price USD 1.39, Expires
11/16/11, Broker UBS AG		300	4,367

Total Options Purchased
(Cost – $8,787) – 0.0%			4,367

Total Investments Before Borrowed Bonds
(Cost – $46,385,945*) – 100.6%			46,625,599

4	BLACKROCK FUNDS	OCTOBER 31, 2011

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Borrowed Bonds	Par (000)		Value

Foreign Government Obligations – (1.5)%
France Government Bond O.A.T., 3.75%,
4/25/17	EUR	450	$(668,804)

Total Borrowed Bonds
(Proceeds – $655,392) – (1.5)%			(668,804)

Total Investments Net of Borrowed Bonds – 99.1%			45,956,795
Other Assets Less Liabilities – 0.9%			406,791

Net Assets – 100.0%			$46,363,586

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$46,385,945

Gross unrealized appreciation	$278,783
Gross unrealized depreciation	(39,129)

Net unrealized appreciation	$239,654

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Shares Held at October 31, 2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	39,925,807	39,925,807	$3,046

(d)	Represents the current yield as of report date.

—	Foreign currency exchange contracts as of October 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

				Goldman Sachs Bank
GBP	66,000	USD	106,391	USA	11/02/11	$ (269)

USD	806,477	GBP	522,000	Citibank, N.A.	1/18/12	(32,119)

				Goldman Sachs Bank
USD	106,300	GBP	66,000	USA	1/18/12	271

USD	2,846,250	EUR	2,070,000	Citibank, N.A.	1/25/12	(16,425)

USD	730,036	EUR	530,000	Deutsche Bank AG	1/25/12	(2,919)

				Royal Bank of Scotland
USD	151,403	EUR	109,000	Plc	1/25/12	663

	Total					$(50,798)

—	Financial futures contracts sold as of October 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

5	Euro-Bobl	Eurex	December 2011	$846,409	$(4,239)
2	Euro-Bund	Eurex	December 2011	$374,900	(2,544)

Total					$(6,783)

—	Interest rate swaps outstanding as of October 31, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation

2.10%(a)	6-month EURIBOR	Deutsche Bank AG	10/05/17	EUR	450	$ (873)

(a)	Fund pays a floating interest rate and receives fixed rate.

—	Credit default swaps on single-name issues - buy protection outstanding as of October 31, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Telekom Austria AG	1.00%	Barclays Bank Plc	12/20/16	EUR	200	$ 221

Valeo SA	1.00%	Barclays Bank Plc	12/20/16	EUR	500	(6,308)

Veolia Environment	1.00%	Citibank, N.A.	12/20/16	EUR	125	(2,135)

Vivendi SA	1.00%	Citibank, N.A.	12/20/16	EUR	125	(1,273)

Koninklijke DSM NV	1.00%	Credit Suisse International	12/20/16	EUR	500	(12,503)

BLACKROCK FUNDS	OCTOBER 31, 2011	5

Schedule of Investments (continued)	BlackRock Global Long/Short Credit Fund

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)

Bertelsmann AG	1.00%	Deutsche Bank AG	12/20/16	EUR 500	$ (4,145)

Credit Agricole SA	5.00%	Deutsche Bank AG	12/20/16	EUR 250	(15,771)

Wolters Kluwer NV	1.00%	Deutsche Bank AG	12/20/16	EUR 500	(5,259)

		Morgan Stanley
Svenska Cellulosa		Capital Services,
Aktiebolaget	1.00%	Inc.	12/20/16	EUR 125	(401)

Total					$(47,574)

—	Credit default swaps on single-name issues - sold protection outstanding as of October 31, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation

Alstom SA	1.00%	Barclays Bank Plc	12/20/16	BBB	EUR	500	$22,186

Imperial
Tobacco		Barclays
Group Plc	1.00%	Bank Plc	12/20/16	BBB	EUR	500	8,732

		Credit Suisse
BASF SE	1.00%	International	12/20/16	A+	EUR	500	18,633

BNP Paribas		Deutsche
SA	5.00%	Bank AG	12/20/16	AA-	EUR	250	18,082

E.ON AG	1.00%	Deutsche Bank AG	12/20/16	A	EUR	500	8,976

ARAMARK		BNP
Corp.	5.00%	Paribas SA	12/20/16	B+	USD	250	18,306

		JPMorgan Chase
MetLife, Inc.	1.00%	Bank, N.A.	12/20/16	A-	USD	250	5,810

Total							$100,725

[1]	Using Standard & Poor’s (“S&P’s”) rating.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

—	Credit default swaps on traded indexes - buy protection outstanding as of October 31, 2011 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation

iTraxx Europe		JPMorgan Chase
Series 16 Version		Bank,
1	1.00%	N.A.	12/20/16	EUR 125	$ (1,694)

iTraxx Europe
Crossover Series		Barclays
16 Version 1	5.00%	Bank Plc	12/20/16	EUR 260	(14,415)

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation

iTraxx Europe
Crossover Series		Citibank,
16 Version 1	5.00%	N.A.	12/20/16	EUR	1,100	$ (50,114)

iTraxx Europe		JPMorgan Chase
Crossover Series		Bank,
16 Version 1	5.00%	N.A.	12/20/16	EUR	500	(26,556)

		Morgan
iTraxx Europe		Stanley
Crossover Series		Capital Services,
16 Version 1	5.00%	Inc.	12/20/16	EUR	200	(10,637)

CDX.NA.IG Series		Credit Suisse
17 Version 1	1.00%	International	12/20/16	USD	5,000	(80,941)

Total						$(184,357)

—	Credit default swaps on traded indexes - sold protection outstanding as of October 31, 2011 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Average Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)

iTraxx Europe
Series 16		Citibank,
Version 1	1.00%	N.A.	12/20/16	A-	EUR	860	$ (2,273)

CDX.NA.HY		Credit
Series 17		Suisse
Version 1	5.00%	International	12/20/16	B+	USD	1,500	53,068

CDX.NA.IG		Credit
Series 17 Version 1	1.00%	Suisse International	12/20/16	BBB+	USD	5,000	58,488

Total							$109,283

[1]	Using S&P’s rating of the underlying securities.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

—

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest

6	BLACKROCK FUNDS	OCTOBER 31, 2011

Schedule of Investments (concluded)	BlackRock Global Long/Short Credit Fund

rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities.

The following tables summarize the inputs used as of October 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Corporate Bonds	–	$5,033,623	–	$5,033,623
Floating Rate Loan Interests	–	496,830	$170,000	666,830
U.S. Treasury Obligations	–	19,913	–	19,913
Short-Term Securities	$39,925,807	975,059	–	40,900,866
Liabilities:
Investments in Securities:
Borrowed Bonds	–	(668,804)	–	(668,804)

Total	$39,925,807	$5,856,621	$170,000	$45,952,428

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]

Assets:
Credit contracts	–	$212,502	–	$212,502
Foreign currency exchange contracts	–	5,301	–	5,301
Liabilities:
Credit contracts	–	(234,425)	–	(234,425)
Foreign currency exchange contracts	$(269)	(51,463)	–	(51,732)
Interest rate contracts	–	(7,656)	–	(7,656)

Total	$(269)	$(75,741)	–	$(76,010)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK FUNDS	OCTOBER 31, 2011	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: December 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: December 21, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds

Date: December 21, 2011